Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38203
Entity Registrant Name	RYB Education, Inc.
Entity Central Index Key	0001708441
Entity Address, Address Line One	4/F, No. 29 Building
Entity Address, Address Line Two	Fangguyuan Section 1
Entity Address, Address Line Three	Fangzhuang
Entity Incorporation, State or Country Code	E9
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100078
Entity Address, Country	CN
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Document Accounting Standard	U.S. GAAP
Entity Well-known Seasoned Issuer	No
ICFR Auditor Attestation Flag	false
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	4/F, No. 29 Building
Entity Address, Address Line Two	Fangguyuan Section 1
Entity Address, Address Line Three	Fangzhuang
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100078
Entity Address, Country	CN
Contact Personnel Name	Hao Gu
City Area Code	86 10
Local Phone Number	8767 5611
Contact Personnel Email Address	guhao@rybbaby.com
ADR
Document Information [Line Items]
Title of 12(b) Security	American depositary shares
Trading Symbol	RYB
Security Exchange Name	NYSE
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	20,637,205
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,949,141